Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014
Initial public offering
Offering costs		$ 4,574
Private offering
Offering costs	$ 60	$ 61